UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Kilkenny Capital Management, LLC
Address:	311 South Wacker Drive, Suite 6350
		Chicago, IL  60606

Form 13F File Number:	28-06279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Elizabeth R. Foster
Title:	Partner
Phone:	312-913-1250

Signature, Place and Date of Signing:


Elizabeth R. Foster, Chicago, IL		November 7, 2002

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		27

Form 13F Information Table Value Total:		60,418 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER			    TITLE OF   CUSIP	    VALUE	SHARES	  INV.    OTHER	VOTING AUTH
					    CLASS			    X1000			  DISC    MGR	SOLE

ALEXION PHARMACEUTICALS INC        Common   015351109      3,909   329,300 SH    SOLE          329,300
AMYLIN PHARMACEUTICALS INC         Common   032346108        458    38,000 SH    SOLE           38,000
ARADIGM CORP                       Common   038505103      1,432   480,500 SH    SOLE          480,500
AXONYX INC                         Common   05461R101         94    69,500 SH    SOLE           69,500
BARR LABS INC                      Common   068306109      1,898    26,849 SH    SOLE           26,849
BIO TECHNOLOGY GEN CORP            Common   090578105      4,334 1,171,300 SH    SOLE        1,171,300
BIOCRYST PHARMACEUTICALS           Common   09058V103         36    26,900 SH    SOLE           26,900
BIOGEN INC                         Common   090597105      4,472   133,500 SH    SOLE          133,500
BOSTON SCIENTIFIC CORP             Common   101137107      1,895    65,000 SH    SOLE           65,000
CELL GENESYS INC                   Common   150921104      1,658   143,300 SH    SOLE          143,300
CONNETICS CORP                     Common   208192104      1,723   168,900 SH    SOLE          168,900
CURIS INC                          Common   231269101        321   392,030 SH    SOLE          392,030
GENZYME CORP                       Common   372917104      1,237    59,800 SH    SOLE           59,800
ICN PHARMACEUTICALS INC NEW        Common   448924100      3,738   367,900 SH    SOLE          367,900
ILEX ONCOLOGY INC                  Common   451923106      2,968   499,600 SH    SOLE          499,600
INDEVUS PHARMACEUTICALS INC        Common   454072109        209   131,400 SH    SOLE          131,400
INTERMUNE INC                      Common   45884X9I6         67    11,600 SH    SOLE           11,600
LIFECELL CORP                      Common   531927101        541   257,500 SH    SOLE          257,500
NAPRO BIOTHERAPUTICS INC           Common   630795102        810   426,400 SH    SOLE          426,400
NORTHFIELD LABS INC                Common   666135108        408    84,900 SH    SOLE           84,900
NOVOSTE CORP                       Common   67010C100        856   194,900 SH    SOLE          194,900
ORTEC INTL INC                     Common   68749B108          6    17,500 SH    SOLE           17,500
PFIZER INC                         Common   717081103      5,997   181,300 SH    SOLE          181,300
RIBAPHARM INC                      Common   762537108      2,499   447,100 SH    SOLE          447,100
SANGSTAT MED CORP                  Common   801003104      3,491   191,700 SH    SOLE          191,700
TRIANGLE PHARMACEUTICALS INC       Common   89589H104      2,760   857,300 SH    SOLE          857,300
UNITED THERAPEUTICS CORP DEL       Common   91307C102     12,601   857,200 SH    SOLE          857,200





AJC\4293\002\1206973.01